Note 20 - Subsequent Events (Details Textual)		2 Months Ended
	Mar. 01, 2017 USD ($)	Mar. 16, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Long-term Debt			$ 400,229,914	$ 424,660,265
Subsequent Event [Member] | Two Liquified Petroleum Gas Carriers Under Construction [Member]
Payments for Construction in Process		$ 15,624,000
Term Loan to Finance the Acquisition of two LPG Carriers [Member] | Subsequent Event [Member]
Long Term Debt, Number of Quarterly Installments	32
Term Loan to Finance the Acquisition of two LPG Carriers [Member] | Subsequent Event [Member] | Maximum [Member]
Long-term Debt	$ 76,020,000